COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 11:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Royalty commitments to the Office of the Chief Scientist of the Israeli Ministry of Industry and Trade ("OCS"):

Under the research and development agreements between the Company and the OCS and pursuant to applicable laws, the Company is required to pay royalties at the rate of 3.5% of revenues derived from sales of products developed with funds provided by the OCS and ancillary services, up to an amount equal to 100% of the OCS research and development grants received, linked to the U.S. dollars plus interest on the unpaid amount received based on the 12-month LIBOR rate applicable to U.S. dollar deposits. The obligation to pay these royalties is contingent on actual sales of the products and in the absence of such sales no payment is required.

Royalties paid to the OCS amounted to $0, $68 and $178 for the years ended December 31, 2010, 2011 and 2012, respectively. As of December 31, 2012, the Company had remaining contingent obligations to pay royalties in the amount of approximately $1,100.

b.	Royalty commitments to a third party:

During 2002, the Company entered into a development agreement for planning, developing and manufacturing a security system with a third party. Under the agreement, the Company agreed to pay the third party royalty fees based on a defined formula. Under this agreement, the Company also committed to purchase a certain volume of products at a minimum amount of approximately $300 over 2.5 years after achievement of certain milestones. As of December 31, 2012, royalty commitments under the agreement amounted to $55.

c.	Lease commitments:

The Company rents certain of its facilities and some of its motor vehicles under various operating lease agreements, which expire on various dates, the latest of which is in 2024.

Future minimum lease payments under non-cancelable operating lease agreements are as follows:

2013	$766
2014	457
2015	230
2016	154
2017	101
2018 and there after	781

$2,489

Total rent expenses for the years ended December 31, 2010, 2011 and 2012 were approximately $924, $1,019 and $904, respectively.

d.	Guarantees:

As of December 31, 2012, the Company obtained bank performance guarantees and advance payment guarantees and bid bond guarantees from several banks, mainly in Israel, in the aggregate amount of $5,986.

e.	Restricted deposit:

In connection with a project in Africa, the Company was required to maintain restricted deposits in order to guarantee the Company's performance under that project in the amount of $4,280. As of December 31, 2012, $2,140 is still restricted. The deposits for the project bear an average interest at rate of 1.5% and will be released to the Company after meeting the remaining predetermined milestones.

f.	Legal proceedings:

In May 2005, the Company entered into an agreement to supply comprehensive security solutions for a sensitive site in Eastern Europe. The Company commenced the project and delivered some of the equipment and other deliverables to the customer in 2005. In April 2006, the customer informed the Company that it was canceling the agreement due to errors in the design documents that the Company submitted. In addition, the customer did not make payments required under the agreement. The Company denied all of the allegations and the case was referred to arbitration.

On June 6, 2007, the Court of Arbitration issued its decision in the arbitration and stated that the agreement between the Company and the customer was void due to legal mistakes made by the customer in the tender process. Based on such decision, the Company decided to initiate a new legal action against the customer seeking compensation for the damages incurred. In March 2010, the Court of Arbitration determined that the customer is liable for certain expenses incurred by the Company in connection with the negotiation and execution of the agreement due to the customer's wrongful behavior during the negotiations. In addition, the Court of Arbitration determined that the customer is liable for damages caused to the Company due to the customer's unjust enrichment resulting from the non-payment for certain deliveries made by the Company. Accordingly, on October 25, 2011 the Company collected an arbitration award of approximately $2,500 and recorded income of $2,300 from the arbitration, net of legal expenses. The income was recorded in the Company's 2011 Statement of Operations under the caption "other income". On November 21, 2011 the client filed a claim seeking the cancellation of the arbitration award by disputing the merits of the case. In the Company's view and based on the opinion of its legal counsel, the chances that the award will be vacated are low.

In addition, the Company is subject to legal proceedings arising in the normal course of business. Based on the advice of legal counsel, management believes that these proceedings will not have a material adverse effect on the Company's financial position or results of operations.

g.	Charges:

As collateral for all of the Company liabilities to banks:

In January 2010, the Company approved a new credit arrangement and created in favor of its bank's a first degree fixed charge over its unissued share capital and its goodwill and a first degree floating charge over its factory, business, and all of its assets and rights.